GOODWILL (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 98,926	$ 65,180
Additions related to new acquisitions (note 24)	6,244	33,699
Translation	(324)	47
Balance at end of year	$ 104,846	$ 98,926